REVENUES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
REVENUES
Revenue	¥ 8,267,518	$ 1,182,240	¥ 7,355,677	¥ 5,952,028
Online recruitment services to enterprise customers
REVENUES
Revenue	8,192,714	$ 1,171,543	7,270,026	5,889,101
Transferred over time | Online recruitment services to enterprise customers
REVENUES
Revenue	6,594,700		5,575,200	4,340,400
Transferred at point in time | Online recruitment services to enterprise customers
REVENUES
Revenue	¥ 1,598,000		¥ 1,694,800	¥ 1,548,700